RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

10. RELATED PARTY BALANCES AND TRANSACTIONS

Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to/by the Group:

Name of related parties	Relationship with the Group	Major transaction with the Group
Nanjing Lefang	Investee with significant influence	Borrower acquisition and referral services purchased by the Group, consulting service provided to Nanjing Lefang by the Group, and related party loan
Hainan Chenxi Investment Consulting Co., Ltd (“Hainan Chenxi”)	Investee with significant influence (Since July 2020)	Related party loan and referral services
Diaobiao Zhonghai (Beijing）Technology Co., Ltd (“Diaobiao Zhonghai”)	Equity method investee (Since July 2020)	Capital
Zhongzheng Jinniu (Beijing) Investment Consulting Co., Ltd (“Zhongzheng Jinniu”)	Equity method investee (Since 2018)	Related party loan
Beijing Lize Jiaxing Technology Co., LTD (“Lize Jiaxing “)	Equity method investee (Since 2022)	Related party loan
Zhuhai Yuanxin Investment Partnership (“Zhuhai Yuanxin”)	Equity method investee (Since 2021)	Related party loan

Details of related party balances and transactions as of and for the years ended December 31, 2022 and 2023 are as follows:

(1)	Revenue provided by related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Hainan Chenxi	—	519	229

(2)	Amounts due from related parties

	December 31,	December 31,
	2022	2023
	RMB	RMB
Zhongzheng Jinniu	25,030	57,108
Hainan Chenxi	67,750	92,397
Zhuhai Yuanxin	—	5,000
Lize Jiaxing	—	50
Subtotal	92,780	154,555
Impairment	(92,780)	(154,555)
Total	—	—

The Group entered into several loan agreements with Hainan Chenxi and as of December 31, 2023, the Group had RMB92.4 million loans receivable from Hainan Chenxi outstanding, with terms 6 months and with interest at 5.5%. The Group entered into several loan agreements with Zhongzheng Jinniu, and as of December 31, 2023, the Group had RMB57.1 million loans receivable from Zhongzheng Jinniu outstanding, with terms 6 months and with interest at 14.00%. The Group had RMB 0.05 million loans receivable from Lize Jiaxing outstanding, with terms 6 months and with interest at 4.35%. The Group had RMB 5 million loans receivable from Zhuhai Yuanxin outstanding, with terms 12 months and with interest at 4.35%. Due to poor operations of Zhongzheng Jinniu , Hainan Chenxi and Zhuhai Yuanxin, the Group fully impaired the loans as of December 31, 2023.

(3)	Amounts due to related parties

	December 31,	December 31,
	2022	2023
	RMB	RMB

Nanjing Lefang	4,620	4,620
Hainan Chenxi	519	—
Diaobiao Zhonghai	3	3
Total	5,142	4,623

Nanjing Lefang provides referral services, consulting service to the Group as of December 31, 2023. The Group had RMB 4,620 payable to Nanjing Lefang.